Revenues, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUES:
Time charter revenue	$ 145,078	$ 105,767	$ 118,593
Voyage charter revenue	1,095	0	0
Ballast bonus	1,455	2,720	9,901
Other income	6,412	5,472	3,881
Total	$ 154,040	$ 113,959	$ 132,375